Leases - Narrative (Details)	12 Months Ended
Dec. 31, 2021 item
Lessee, Lease, Description [Line Items]
Options to renew (or more)	1
Real estate | Minimum
Lessee, Lease, Description [Line Items]
Leases term	1 year
Lease renewal term	1 year
Real estate | Maximum
Lessee, Lease, Description [Line Items]
Leases term	21 years
Lease renewal term	10 years
Equipment | Minimum
Lessee, Lease, Description [Line Items]
Leases term	3 years
Equipment | Maximum
Lessee, Lease, Description [Line Items]
Leases term	20 years